Commitments and contingencies (Narrative) (Details)			1 Months Ended			6 Months Ended
	Oct. 24, 2014 USD ($)	Mar. 16, 2009 USD ($)	Jul. 29, 2020 aircraft	Oct. 31, 2013 USD ($) claim	Jul. 31, 2011 USD ($) claim	Jun. 30, 2020 aircraft	Dec. 31, 1992 aircraft engine	Jan. 01, 1990 aircraft engine
VASP Litigation
Loss Contingencies [Line Items]
Damages awarded | $	$ 36,900,000	$ 40,000,000
VASP Litigation | VASP Litigation English Court
Loss Contingencies [Line Items]
Claim award for loss of profit plus accrued interest | $	40,000,000
VASP Litigation | VASP Litigation Irish Court
Loss Contingencies [Line Items]
Claim award for loss of profit plus accrued interest | $	$ 24,000,000
VASP Litigation | Aircraft
Loss Contingencies [Line Items]
Number of capital leased assets							13
Number of leases that company incurred obligations due to another company's default							13
VASP Litigation | Engines
Loss Contingencies [Line Items]
Number of capital leased assets | engine							3
Number of leases that company incurred obligations due to another company's default							3
Transbrasil Litigation
Loss Contingencies [Line Items]
Number of actions | claim					3
Aggregate amount due from AerCap | $					$ 210,000,000
Number of claims dismissed | claim				2
Damages suffered | $				$ 0
Transbrasil Litigation | Statutory Penalties
Loss Contingencies [Line Items]
Number of actions | claim					1
Transbrasil Litigation | Recovery of Attorneys' Fees
Loss Contingencies [Line Items]
Number of actions | claim					1
Transbrasil Litigation | Indemnity Claim
Loss Contingencies [Line Items]
Number of actions | claim					1
Transbrasil Litigation | Aircraft
Loss Contingencies [Line Items]
Number of capital leased assets								1
Transbrasil Litigation | Engines
Loss Contingencies [Line Items]
Number of capital leased assets | engine								2
Capital Addition Purchase Commitments
Loss Contingencies [Line Items]
Number of forward orders						337
Capital Addition Purchase Commitments | Subsequent Event
Loss Contingencies [Line Items]
Number of forward orders			322
Capital Addition Purchase Commitments | Aircraft | B-737-Max | Subsequent Event
Loss Contingencies [Line Items]
Number of forward orders			80
Number of forward orders, cancelled			15